Consolidated Statements Of Changes in Equity - KZT (₸) ₸ in Millions	Total	Issued Capital	Treasury Shares	Additional Paid-in- Capital	Revaluation Reserve/(Deficit) Of Financial Assets And Other Reserves	Share- Based Compensation Reserve	Retained Earnings	Total Equity Attributable To Shareholders Of The Company	Non- Controlling Interest
Beginning balance at Dec. 31, 2021	₸ 504,695	₸ 130,144	₸ (32,614)	₸ 506	₸ 2,597	₸ 21,242	₸ 377,852	₸ 499,727	₸ 4,968
Net income	588,844						585,026	585,026	3,818
Other comprehensive loss	(11,923)				(11,798)			(11,798)	(125)
Total Comprehensive Income	576,921				(11,798)		585,026	573,228	3,693
Dividends declared	(210,102)						(210,102)	(210,102)
Dividends declared by subsidiary to non-controlling interest	(2,137)								(2,137)
Share options accrued	19,984					19,984		19,984
Share options exercised			2,228			(11,952)	9,724
Share buy-back program	(63,672)		(63,672)					(63,672)
Ending balance at Dec. 31, 2022	825,689	130,144	(94,058)	506	(9,201)	29,274	762,500	819,165	6,524
Net income	848,770						841,351	841,351	7,419
Other comprehensive loss	19,121				18,920			18,920	201
Total Comprehensive Income	867,891				18,920		841,351	860,271	7,620
Dividends declared	(560,132)						(560,132)	(560,132)
Dividends declared by subsidiary to non-controlling interest	(8,574)								(8,574)
Adjustment related to acquisitions of subsidiaries with non-controlling interest	18,183								18,183
Adjustment arising from change in non- controlling interest (Note 27)							(1,337)	(1,337)	1,337
Share options accrued	20,859					20,859		20,859
Share options exercised			2,760			(15,323)	12,563
Share buy-back program	(60,703)		(60,703)					(60,703)
Ending balance at Dec. 31, 2023	1,103,213	130,144	(152,001)	506	9,719	34,810	1,054,945	1,078,123	25,090
Net income	1,056,834						1,039,739	1,039,739	17,095
Other comprehensive loss	31,640				31,307			31,307	333
Total Comprehensive Income	1,088,474				31,307		1,039,739	1,071,046	17,428
Dividends declared	(646,056)						(646,056)	(646,056)
Dividends declared by subsidiary to non-controlling interest	(12,094)								(12,094)
Adjustment related to acquisitions of subsidiaries with non-controlling interest	25,213								25,213
Share options accrued	16,963					16,963		16,963
Share options exercised			3,332			(19,999)	16,667
Share buy-back program	(2,852)		(2,852)					(2,852)
Ending balance at Dec. 31, 2024	₸ 1,572,861	₸ 130,144	₸ (151,521)	₸ 506	₸ 41,026	₸ 31,774	₸ 1,465,295	₸ 1,517,224	₸ 55,637